Allowance for expected credit losses - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (870,816)	£ (846,753)
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	10.00%	10.00%
MES downside and severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weighting percentage applied in ECL calculation	40.00%
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (87,602)	£ (88,607)
Commercial Banking | Maximum | Scenario risk – sector level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	15	15
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (312,280)	(306,215)
Retail – UK mortgages | Flood risk damage
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Book not exposed to risk (in percent)	0.80
Retail – UK mortgages | Coastal erosion damage risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Book not exposed to risk (in percent)	0.99
Buy-to-let mortgage | Maximum | Scenario risk – macro level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ (5)
Mainstream and specialist mortgages | Maximum | Scenario risk – macro level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(5)
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(15,661)	(15,118)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,481	4,084
Allowance for expected credit losses | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,013	3,488
Allowance for expected credit losses | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,424	2,780
Allowance for expected credit losses | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	4,059	4,634
Allowance for expected credit losses | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	7,203	11,369
Allowance for expected credit losses | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	354	340
Allowance for expected credit losses | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	186
Allowance for expected credit losses | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(44)	(158)
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	1,022	£ 1,698
Allowance for expected credit losses | Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	870	1,065
Allowance for expected credit losses | Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	728	850
Allowance for expected credit losses | Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,153	1,524
Allowance for expected credit losses | Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,198	3,323
Allowance for expected credit losses | Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	354	340
Allowance for expected credit losses | Commercial Banking | Individually assessed £m | Minimum
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	309	291
Allowance for expected credit losses | Commercial Banking | Individually assessed £m | Maximum
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	437	413
Allowance for expected credit losses | Commercial Banking | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Commercial Banking | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(259)	(282)
Allowance for expected credit losses | Commercial Banking | Other £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(80)	(105)
Allowance for expected credit losses | Commercial Banking | Other £m | Corporate Insolvency Rates
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(253)	(292)
Allowance for expected credit losses | Commercial Banking | Other £m | Corporate Income Gearing (CIG)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	37	0
Allowance for expected credit losses | Commercial Banking | Other £m | Commercial real estate price reduction
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	35	67
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	848	1,105	1,207
Allowance for expected credit losses | Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	566	617
Allowance for expected credit losses | Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	345	384
Allowance for expected credit losses | Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,061	1,070
Allowance for expected credit losses | Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,741	5,403
Allowance for expected credit losses | Retail – UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Retail – UK mortgages | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	61
Allowance for expected credit losses | Retail – UK mortgages | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	132	63
Allowance for expected credit losses | Retail – UK mortgages | Other £m | Repossession risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	110	106
Allowance for expected credit losses | Retail – UK mortgages | Other £m | Mortgage accounts in specific segments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	13	23
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	579	699	£ 666
Allowance for expected credit losses | Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	633	770
Allowance for expected credit losses | Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	492	593
Allowance for expected credit losses | Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	802	931
Allowance for expected credit losses | Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,036	1,279
Allowance for expected credit losses | Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Credit cards | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	92
Allowance for expected credit losses | Credit cards | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(7)	15
Allowance for expected credit losses | Credit cards | Other £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	55	67
Allowance for expected credit losses | Credit cards | Other £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(57)	(50)
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	887
Allowance for expected credit losses | Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	928	1,004
Allowance for expected credit losses | Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	843	923
Allowance for expected credit losses | Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,027	1,076
Allowance for expected credit losses | Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,212	1,328
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	33
Allowance for expected credit losses | Other | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	90	46
Allowance for expected credit losses | Other | Other £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	10	10
Allowance for expected credit losses | Other | Other £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	47	37
Gross drawn exposures | Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 3,211	£ 3,762